Warrants (Tables)	12 Months Ended
Oct. 31, 2025
Warrants [Abstract]
Schedule of Changes in Warrants

The following table summarizes the changes in the Company’s warrants:

	Number of warrants	Historic weighted average exercise price per warrant shares
Balance, October 31, 2023	11,231,465	$316.00
Issuance of January 2024 warrants (*)	1,500,000	64.0
Exercise of warrants	(8,293,585)	104.80
Expiration of warrants	(8,333)	3,937.20

Balance, October 31, 2024	4,429,547	$62.80
Number of shares to be issued from the exercise of these warrants, October 31, 2024	2,549,311

Balance, October 31, 2024	4,429,547	$62.80
Exercise of warrants	(547,921)	5.80
Expiration of warrants	(75)	51,502.00
Balance, October 31, 2025(**)	3,881,551	$62.00
Number of shares to be issued from the exercise of these warrants	91,741

(*)	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also include a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.
(**)	See note 20(c) regarding the exercise of warrants and note 20(e) for details of further price changes post year end.

Schedule of Warrants Outstanding

As of October 31, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date
1,923	48	C$	13,667.60	$9,750.00	November 17, 2027
728,409	17,370		$32.71	$32.71	April 5, 2028
2,024,739	19,218		$32.71	$32.71	September 17, 2028
1,126,480	55,105		$32.71	$32.71	January 15, 2029
3,881,551	91,741